Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment
The major categories of property and equipment are amortized on a straight-line basis as follows:

Computer equipment and software	3 years
Office equipment and furniture	5 years
Leasehold improvements	term of the lease

	Computer equipment and software $	Office equipment and furniture $	Leasehold improvements $	Right-of-use Asset $	Total $
Year ended December 31, 2019
As at January 1, 2019	39	2	—	—	41
Additions	87	—	—	425	512
Amortization	(33)	(2)	—	(124)	(159)
Derecognition of right-of-use asset	—	—	—	(301)	(301)
Net book value	93	—	—	—	93
As at December 31, 2019
Cost	175	41	34	425	675
Accumulated amortization	(82)	(41)	(34)	(124)	(281)
Derecognition of right-of-use asset	—	—	—	(301)	(301)
Net book value	93	—	—	—	93

Year ended December 31, 2018
As at January 1, 2018	28	3	—	—	31
Additions	30	—	—	—	30
Amortization	(19)	(1)	—	—	(20)
Net book value	39	2	—	—	41
As at December 31, 2018
Cost	94	41	34	—	169
Accumulated amortization	(55)	(39)	(34)	—	(128)
Net book value	39	2	—	—	41